Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Line Items]
Likelihood of deferred tax assets not realized					50.00%
Change in ownership interest of significant stockholders					50.00%
Effective tax rate	0.00%	0.70%	0.30%	0.20%	0.20%	0.90%	0.40%
Increase in unrecognized tax benefits	$ 5		$ 12
Federal
Income Taxes [Line Items]
Net operating loss carryforwards					$ 234,800
Operating loss carryforwards, not subject to limitation					134,200
State
Income Taxes [Line Items]
Net operating loss carryforwards					80,500
Foreign
Income Taxes [Line Items]
Net operating loss carryforwards					$ 6,400